Description of Business and Organisation - Schedule of Operations (Details) - VIE [Member] - Mengwei [Member] - CNY (¥)	8 Months Ended	12 Months Ended
	Aug. 19, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operations [Line Items]
Revenues	¥ 2,138,830	¥ 9,927,407	¥ 52,414,518
Cost of Revenue	(1,369,866)	(5,468,113)	(32,544,769)
Gross profit	768,964	4,459,294	19,869,749
Operating expenses:
Fulfillment expenses	(474,361)	(2,454,608)	(11,555,906)
Sales and marketing expenses	(186,514)	(1,212,029)	(13,540,572)
General and administrative expenses	(586,668)	172,387	(64,077)
Income/(Loss) from operations	(478,579)	965,044	(5,290,806)
Interest income	508	5,400	1,150
Other income	10		5,851
Profit/(Loss) before income tax expenses	(478,061)	970,444	(5,283,805)
Income tax expense		(24,261)
Net profit/(loss)	¥ (478,061)	¥ 946,183	¥ (5,283,805)